Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	€ 14,700	€ 9,908
Property, plant and equipment at end of period	22,715	14,700
Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	17,377	10,528
Additions	11,466	6,849
Disposals	(80)
Indexation impact	100
Property, plant and equipment at end of period	28,863	17,377
Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(2,677)	(620)
Disposals	22
Depreciation	3,493	2,057
Property, plant and equipment at end of period	(6,148)	(2,677)
Right of use assets - buildings, net
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	9,102	7,589
Property, plant and equipment at end of period	12,717	9,102
Right of use assets - buildings, net | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,272	7,631
Additions	4,795	2,667
Transfers	607	(26)
Indexation impact	100
Property, plant and equipment at end of period	15,774	10,272
Right of use assets - buildings, net | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(1,170)	(42)
Depreciation	1,887	1,128
Property, plant and equipment at end of period	(3,057)	(1,170)
Vehicles
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	103	17
Property, plant and equipment at end of period	120	103
Vehicles | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	109	18
Additions	51	91
Property, plant and equipment at end of period	160	109
Vehicles | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(6)	(1)
Depreciation	34	5
Property, plant and equipment at end of period	(40)	(6)
Technical equipment and machinery
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,390	298
Property, plant and equipment at end of period	5,555	2,390
Technical equipment and machinery | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,626	366
Additions	1,268	969
Disposals	(37)
Transfers	2,338	1,291
Property, plant and equipment at end of period	6,195	2,626
Technical equipment and machinery | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(236)	(68)
Disposals	4
Depreciation	408	168
Property, plant and equipment at end of period	(640)	(236)
Office and other equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,471	1,653
Property, plant and equipment at end of period	3,179	2,471
Office and other equipment | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	3,736	2,162
Additions	1,873	1,435
Disposals	(43)
Transfers	24	139
Property, plant and equipment at end of period	5,590	3,736
Office and other equipment | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(1,265)	(509)
Disposals	18
Depreciation	1,164	756
Property, plant and equipment at end of period	(2,411)	(1,265)
Technical machinery under construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	634	351
Property, plant and equipment at end of period	1,144	634
Technical machinery under construction | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	634	351
Additions	3,479	1,687
Transfers	(2,969)	(1,404)
Property, plant and equipment at end of period	1,144	634
Right-of-use assets
Reconciliation of changes in property, plant and equipment
Property, plant and equipment under security pledges	€ 10,941	€ 8,687	€ 7,101